Financial Instruments / Risk Management - Additional Information (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Instruments [Line Items]
Long-term financial debt	SFr 122,449	SFr 113,502	SFr 53,978
Fixed rate of preferred dividend deemed interest	6.00%
Level 2
Disclosure Of Financial Instruments [Line Items]
Fair value of financial debt issuance of preferred shares	SFr 115,707
Long-term financial debt	SFr 113,502	122,449
Level 2 | Fair Value
Disclosure Of Financial Instruments [Line Items]
Long-term financial debt		SFr 107,187